COMBINED BALANCE SHEETS (Parenthetical) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
CONDENSED BALANCE SHEETS
Accounts receivable, Allowance for doubtful accounts	$ 2	$ 3